EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [Abstract]
Schedule of Earnings per Share

	2020	2019	2018
	£m	£m	£m
Profit attributable to ordinary shareholders – basic and diluted	865	2,459	3,975

	2020	2019	2018
	million	million	million
Weighted-average number of ordinary shares in issue – basic	70,606	70,603	71,638
Adjustment for share options and awards	650	682	641
Weighted-average number of ordinary shares in issue – diluted	71,256	71,285	72,279
Basic earnings per share	1.2p	3.5p	5.5p
Diluted earnings per share	1.2p	3.4p	5.5p